OTHER LIABILITIES (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
OTHER LIABILITIES
Accrued operating expenses	$ 11.8	$ 14.3
Accrued interest	2.3	3.1
Wages and social expenses	15.1	16.4
Derivative financial instruments	11.3	24.7
Other	3.2	0.9
Balance as of 31 December	$ 43.7	$ 59.4